Supplement to the
Fidelity® Total International Index Fund
Investor Class and Premium Class
May 31, 2016
Summary Prospectus

Effective July 1, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table".

	Investor Class	Premium Class
Management fee(a)	0.06%	0.06%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(b)	0.12%	0.05%
Total annual operating expenses	0.18%	0.11%

(a)  Adjusted to reflect current fees.

(b)  Based on estimated amounts for the current fiscal year.

	Investor Class	Premium Class
1 year	$18	$11
3 years	$58	$35

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Thomas Brussard, Jr. (assistant portfolio manager) has managed the fund since August 2016.

TI1-SUM-16-03 1.9871026.102	September 2, 2016

Supplement to the
Fidelity® Total International Index Fund
Institutional Class and Institutional Premium Class
May 31, 2016
Summary Prospectus

Effective July 1, 2016, the following information replaces similar information found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management fee(a)	0.06%	0.06%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(b)	0.03%	0.00%
Total annual operating expenses	0.09%	0.06%

(a)  Adjusted to reflect current fees.

(b)  Based on estimated amounts for the current fiscal year.

	Institutional Class	Institutional Premium Class
1 year	$9	$6
3 years	$29	$19

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Thomas Brussard, Jr. (assistant portfolio manager) has managed the fund since August 2016.

TI1-I-SUM-16-02 1.9871018.101	September 2, 2016